Property and Equipment, Net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Abstract]
Depreciation and amortization expense related to property and equipment	$ 4.1	$ 4.0	$ 12.2	$ 12.1	$ 16.4	$ 15.3